Condensed Financial Information of the Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 48,273	¥ 345,374	¥ 867,370	¥ 773,281
Net cash used in investing activities	(194,613)	(1,392,335)	(1,169,244)	(80,961)
Net cash provided by financing activities	138,148	988,358	652,605	23,214
Effect of exchange rate changes	4,790	34,268	78,244
Net increase in cash and cash equivalents	(3,402)	(24,335)	428,975	¥ 715,534
Cash and cash equivalents, at the beginning of year		1,410,747
Cash and cash equivalents, at the end of year	193,787	1,386,412	1,410,747
The Company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(1,211)	(8,668)	(527)
Net cash used in investing activities	(145,740)	(1,042,665)	(1,682,281)
Net cash provided by financing activities	102,359	732,306	2,484,973
Effect of exchange rate changes	4,617	33,033	51,967
Net increase in cash and cash equivalents	(39,975)	(285,994)	854,132
Cash and cash equivalents, at the beginning of year	119,387	854,132
Cash and cash equivalents, at the end of year	$ 79,412	¥ 568,138	¥ 854,132